TAXES ON INCOME	12 Months Ended
Dec. 31, 2020
Disclosure of taxes on income [Abstract]
TAXES ON INCOME
NOTE 16: -	TAXES ON INCOME

a.	Tax rates applicable to the Company and its subsidiaries:

1.
In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2017, which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.

The Israeli corporate income tax rate was 23% for all years presented.

The Company’s U.S. subsidiaries, Evogene Inc., Lavie Bio Inc., Lavie Bio Tech Inc., Taxon Biosciences, Inc., and AgPlenus Inc., are subject to U.S. income taxes. During the years 2018 through 2020, the tax rates applicable to those companies were approximately 21% and 6.5% (federal tax and state tax, respectively, where those companies operate).

b.	Tax assessments:

Evogene Ltd. and its subsidiary Casterra Ag Ltd. received assessments that are considered final, up to and including the 2016 tax year.

The Company’s Israeli subsidiaries, Biomica Ltd., AgPlenus Ltd., Lavie Bio Ltd. and Canonic Ltd. have not received final tax assessments since their incorporation.
c.	Carryforward losses for tax purposes and other temporary differences:

As of December 31, 2020, Evogene Ltd. and its Israeli subsidiaries have carryforward operating tax losses amounting to approximately $111,000 and $28,000, respectively, which can be carried forward for an indefinite period.

d.	Deferred taxes:

The Company did not recognize deferred tax assets for carry-forward losses and other temporary differences, because their utilization in the foreseeable future is not probable.

e.	Theoretical tax:

As the Company has incurred operating losses during the years ended December 31, 2020, 2019 and 2018 for which deferred taxes were not recorded, as mentioned in note 16d, the reconciliation between the tax expense, assuming that all the income and expenses, gains and losses in the statement of income were taxed at the statutory tax rate, and the taxes on income recorded in profit or loss, does not provide significant information and therefore is not presented.